Financial investments (Details 1) (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Investments [abstract]
Short-term investment		R$ 210,103	R$ 131,239
Total	R$ 0	R$ 210,103	R$ 131,239